Summary of Significant Accounting Policies - Initial public offering (Details) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Number of shares issued [abstract]
Proceeds from issuance of ordinary shares upon initial public offering, net of offering costs | $	$ 431.4
Price per share (USD per share) | $ / shares	$ 21.00
Ordinary shares
Number of shares issued [abstract]
Number of shares issued and sold (shares) | shares	22